Condensed Interim Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
OPERATING ACTIVITIES
Loss for the period	$ (1,782)	$ (2,415)
Items not affecting cash:
Amortization	10	6
Share-based payments	837	969
Equity loss on investment	62
Write-off exploration and evaluation assets		437
Changes in working capital	(203)	(9)
Net cash used in operating activities	(1,076)	(1,012)
INVESTING ACTIVITIES
Expenditures on exploration and evaluation assets	(124)	(603)
Investment	(392)	(5)
Net cash provided by (used in) investing activities	(516)	(608)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	1,933	1,480
Proceeds from exercise of warrants	706
Share issuance costs	(33)	(121)
Net cash provided by financing activities	2,606	1,359
Change in cash for the period	1,014	(261)
Cash, beginning of the period	308	1,098
Cash, end of the period	$ 1,322	$ 837